Fees Summary	Jun. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,250,000,000
Previously Paid Amount	0
Total Fee Amount	172,625
Total Offset Amount	0
Net Fee	$ 172,625